Note 23 - Shareholders' Equity - Restricted Share Unit Plan Transactions (Details) - Restricted share units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance, January 1	951,471	1,244,943
Granted	444,075	351,194
Redeemed	(455,870)	(644,666)
Balance, December 31	939,676	951,471